Pledged assets and contingent liabilities	12 Months Ended
Dec. 31, 2022
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 23. Pledged assets and contingent liabilities

Skr mn	Dec 31, 2022	Dec 31, 2021
Collateral provided
Cash collateral under the security agreements for derivative contracts	10,691	10,417

Contingent liabilities
Guarantee commitments	4,802	4,767

Commitments
Committed undisbursed loans	75,369	53,871
Binding offers	—	1,510